Real Estate Activity Property Held for Sale (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) property	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) property	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties | property	298		298		303
Property Held for Sale [Abstract]
Total investment in real estate assets, net	$ 15,555		$ 15,555		$ 16,889
Other assets, net	322		322		475
Total assets	15,877		15,877		17,364
Below-market lease liabilities, net	117		117		208
Accounts payable and other liabilities	185		185		388
Total liabilities	302		302		596
Impairment of Real Estate Assets [Abstract]
Impairment charge of real estate	$ 25,199	$ 10,939	$ 38,916	$ 10,939	$ 40,782	$ 0	$ 0
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties | property	2		2
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties | property					2